Equity (Details)				12 Months Ended
	Nov. 24, 2025 USD ($) $ / shares shares	May 29, 2024 USD ($)	Dec. 30, 2022 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2025 ₪ / shares	Dec. 31, 2024 ₪ / shares	May 27, 2024 $ / shares shares
Equity [Line Items]
Issuance of shares	210,108,768			237,381,498	23,650,989				2,060,000
Warrants purchase				250,000
Ordinary shares par value (in Dollars per share) | ₪ / shares							₪ 0.4	₪ 0.4
Ordinary shares price (in Dollars per share) | $ / shares									$ 1.4
Issuance expenses (in Dollars) | $				$ 1,969,000
Proceeds from offering price (in Dollars) | $	$ 299,553,108
Commission percentage	3.00%		3.00%
Issuance expenses (in Dollars) | $				$ 2,281,000	$ 646,000	$ 153,000
Warrant shares outstanding				1	1,511,429				1
Aggregate cash fee percentage of gross proceeds raised in offering				7.00%
Management fee				1.00%
Various fees and expenses (in Dollars) | $				$ 90,950
Gross proceeds (in Dollars) | $		$ 4,500,000
Monthly cash compensation (in Dollars) | $					$ 8,000
Aggregate offering price from ATM (in Dollars) | $			$ 100,000,000
Pre-Funded Warrant [Member]
Equity [Line Items]
Issuance of shares				1,750,000
Warrants purchase	1,891,232
Ordinary shares par value (in Dollars per share) | $ / shares	$ 1
Purchase share price (in Dollars per share) | $ / shares	$ 0.999
Proceeds from private placement (in Dollars) | $				$ 212,000,000
Ordinary shares price (in Dollars per share) | $ / shares				$ 1
2024 Pre-Funded Warrants [Member]
Equity [Line Items]
Issuance of shares									1,511,429
Ordinary shares price (in Dollars per share) | $ / shares				$ 0.001
Series A Warrants [Member]
Equity [Line Items]
Issuance of shares				125,000					3,571,429
Ordinary shares price (in Dollars per share) | $ / shares				$ 1.75
Series B Warrants [Member]
Equity [Line Items]
Issuance of shares				125,000					3,571,429
Ordinary shares price (in Dollars per share) | $ / shares				$ 1.75
Associated Investor Warrants [Member]
Equity [Line Items]
Warrants purchase									1
Ordinary shares price (in Dollars per share) | $ / shares									$ 1.399
Sales Agreement [Member]
Equity [Line Items]
Issuance of shares				2,416,806
Ordinary shares price (in Dollars per share) | $ / shares				$ 1.22
Proceeds from offering price (in Dollars) | $				$ 3,162,000
Issuance expenses (in Dollars) | $				$ 312,000
Investor Relations Agreement [Member]
Equity [Line Items]
Warrants purchase					50,000
Investor Relations Agreement [Member]
Equity [Line Items]
Warrants purchase					25,000
Ordinary shares price (in Dollars per share) | $ / shares					$ 3.25
Investor Relations Agreement [Member]
Equity [Line Items]
Warrants purchase					25,000
Ordinary shares price (in Dollars per share) | $ / shares					$ 4.25
ATM Agreement [Member]
Equity [Line Items]
Ordinary shares price (in Dollars per share) | $ / shares					$ 1.61	$ 4.11
Proceeds from offering price (in Dollars) | $					$ 2,100,000	$ 513,000
Issuance expenses (in Dollars) | $					$ 63,000	$ 153,000
Purchase of ordinary shares					1,305,014	124,171